Liquidity (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Liquidity Abstract
Accumulated deficit	$ 26,997,783		$ 25,065,907
Net loss	1,869,197	$ 1,737,700
Unrestricted cash	$ 4,552,381	$ 1,636,920